INCOME TAX (BENEFIT)/EXPENSE	12 Months Ended
Dec. 31, 2021
Income Tax Benefitexpense
INCOME TAX (BENEFIT)/EXPENSE

8.	INCOME TAX (BENEFIT)/EXPENSE

The Company is incorporated in the BVI and conducts its primary business operations through its subsidiaries in the PRC. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the BVI, the Company and its subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. The Hong Kong Profits Tax rate is 16.50%. The Company’s Hong Kong subsidiaries have both Hong Kong–sourced and non-Hong Kong–sourced income. The latter is not subject to Hong Kong Profits Tax and the related expenses are non-tax-deductible. For the Hong Kong–sourced income, no provision for Hong Kong Profits Tax was made as such operations sustained tax losses during the years ended December 31, 2019, 2020 and 2021. Furthermore, there are no withholding taxes in Hong Kong on the remittance of dividends.

China

Under the Law of the PRC on corporate income tax and the Implementation Regulation of the Corporate Income Tax Law (collectively, the “CIT Law”), the Company’s PRC subsidiaries are generally subject to PRC corporate income tax at the statutory rate of 25% on their respective estimated assessable profits for the years ended December 31, 2019, 2020 and 2021. Certain PRC subsidiaries of the Company engaged in environmental protection projects were subject to tax at a preferential tax rate of 12.5% or fully exempted from income tax according to the preferential policy of CIT law for the years ended December 31, 2019, 2020 and 2021.

Under the prevailing CIT Law and its relevant regulations, any dividends paid by the Company’s PRC subsidiaries from their earnings derived after January 1, 2008 to the Company’s Hong Kong subsidiaries are subject to a PRC dividend withholding tax of 5% or 10%, depending on the applicability of the Sino-Hong Kong tax treaty.

The current and deferred components of income tax (benefit)/expense are as follows:

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Current income tax expense/(benefit)	3,817	(4,436)	2,294	361
Deferred income tax (benefit)/expense	(5,191)	(5,694)	(159)	(25)

Total	(1,374)	1,258	2,135	336

(Loss)/profit before income tax consists of the following:

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

PRC	(45,335)	(1,214)	(4,669)	(734)
BVI	(3,824)	25,442	(48,106)	(7,569)
Hong Kong	(143)	(49)	(61)	(10)

Total (loss)/profit before income tax for the year	(49,302)	24,179	(52,836)	(8,313)

A reconciliation of the income taxes computed at the PRC statutory tax rate of 25% to the actual income tax (benefit)/expense is as follows:

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

(Loss)/profit before income tax for the year	(49,302)	24,179	(52,836)	(8,313)
Tax at the statutory tax rate	25%	25%	25%	25%
Computed income tax (benefit)/expense	(12,325)	6,045	(13,209)	(2,078)
Effect of different tax rates of the Company and certain subsidiaries	966	(1,186)	6,937	1,091
Tax losses with no deferred tax assets recognized	468	1,067	1,770	278
Non-deductible expenses
- Impairment of goodwill	7,870	—	—	—
- Other non-deductible expenses	153	196	122	19
Deductibility of statutory income/(expense)	1,117	(903)	—	—
Utilization of previously unrecognized deductible temporary differences	—	(50)	(150)	(24)
Write-off of unrecoverable deferred tax assets previously recognized	—	—	2,987	470
Preferential tax rate	360	2,038	2,215	348
Current and deferred tax rate differences	(436)	(488)	—	—
Others*	453	(5,461)*	1,463	232

Income tax (benefit)/expense	(1,374)	1,258	2,135	336

*	It mainly represents the reversal of a prior withholding CIT payable which is no longer required to be paid according to the prevailing Regulations for Implementing the Corporate Income Tax Law of the PRC and penalties for overdue income tax payment.

The Company’s provision for income tax related to uncertain tax position including in the tax payables for the years ended December 31, 2019, 2020 and 2021 was as follows:

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

As of January 1	4,042	7,319	8,378	1,318
Additions based on tax positions	3,277	1,059	—	—

As of December 31	7,319	8,378	8,378	1,318

The Group’s uncertain tax positions arose from a temporary inconsistency between the tax filings of the Company’s subsidiary Shanghai Onway and the CIT laws regarding effective tax holiday periods, non-exemptible revenue, and additional research and development expenses deductions. The Group has recorded the tax provision based on the most likely amounts and included the amounts in the consolidated statement of financial position but has not made revisions to the tax filings.